Schedule of investments
Delaware Floating Rate Fund	October 31, 2021 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds — 4.61%
Banking — 0.33%
Barclays 6.125% 12/15/25 μ, ψ	200,000	$ 219,938
Deutsche Bank 6.00% 10/30/25 μ, ψ	400,000	420,000
SVB Financial Group 4.10% 2/15/31 μ, ψ	75,000	73,900
		713,838
Basic Industry — 0.12%
Freeport-McMoRan 5.45% 3/15/43	200,000	251,850
		251,850
Communications — 0.63%
Cincinnati Bell 144A 7.00% 7/15/24 #	223,000	227,181
Clear Channel Outdoor Holdings 144A 7.75% 4/15/28 #	120,000	124,434
Gray Escrow II 144A 5.375% 11/15/31 #	500,000	505,625
Level 3 Financing 144A 4.25% 7/1/28 #	500,000	494,983
		1,352,223
Consumer Cyclical — 1.11%
Carnival
144A 5.75% 3/1/27 #	20,000	20,375
144A 6.00% 5/1/29 #	525,000	525,656
144A 7.625% 3/1/26 #	230,000	242,613
Delta Air Lines
144A 7.00% 5/1/25 #	527,000	615,132
7.375% 1/15/26	138,000	162,350

Ford Motor Credit 2.90% 2/16/28	500,000	496,265
United Airlines Holdings 4.875% 1/15/25	320,000	330,002
		2,392,393
Consumer Non-Cyclical — 1.05%
Global Medical Response 144A 6.50% 10/1/25 #	250,000	248,342
Hadrian Merger Sub 144A 8.50% 5/1/26 #	122,000	126,423
HCA
3.50% 9/1/30	100,000	105,283
5.875% 2/1/29	156,000	185,868

Mozart Debt Merger Sub 144A 3.875% 4/1/29 #	500,000	498,125
Ortho-Clinical Diagnostics 144A 7.375% 6/1/25 #	246,000	258,558
Surgery Center Holdings 144A 10.00% 4/15/27 #	350,000	376,166
Tenet Healthcare 6.875% 11/15/31	409,000	468,816
		2,267,581
Energy — 0.10%
CNX Resources 144A 7.25% 3/14/27 #	180,000	191,610
NQ-215 [10/21] 12/21 (1946863)    1

Schedule of investments
Delaware Floating Rate Fund (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Targa Resources Partners 144A 4.00% 1/15/32 #	25,000	$ 25,830
		217,440
Financial Services — 0.85%
AerCap Holdings 5.875% 10/10/79 μ	150,000	156,711
Ally Financial 4.70% 5/15/26 μ, ψ	745,000	774,334
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	475,000	474,259
DAE Sukuk DIFC 144A 3.75% 2/15/26 #	400,000	420,342
		1,825,646
Insurance — 0.24%
HUB International 144A 7.00% 5/1/26 #	500,000	516,250
		516,250
Services — 0.10%
Artera Services 144A 9.033% 12/4/25 #	200,000	213,799
		213,799
Technology — 0.08%
Boxer Parent 144A 9.125% 3/1/26 #	165,000	172,672
		172,672
Total Corporate Bonds (cost $9,350,206)		9,923,692

Loan Agreements — 92.28%
Acrisure Tranche B 3.632% (LIBOR03M + 3.50%) 2/15/27 •	1,099,326	1,085,585
Advantage Sales & Marketing 1st Lien 6.00% (LIBOR03M + 5.25%) 10/28/27 •	1,597,925	1,605,058
Air Canada 4.25% (LIBOR03M + 3.50%) 8/11/28 •	3,150,000	3,186,751
American Airlines 5.50% (LIBOR03M + 4.75%) 4/20/28 •	2,000,000	2,083,572
American Airlines Tranche B 2.09% (LIBOR01M + 2.00%) 12/15/23 •	1,396,703	1,378,275
AmWINS Group 3.00% (LIBOR01M + 2.25%) 2/19/28 •	1,865,304	1,854,918
Applied Systems 2nd Lien 6.25% (LIBOR03M + 5.50%) 9/19/25 •	4,389,456	4,461,698
Array Technologies 3.75% (LIBOR03M + 3.25%) 10/14/27 •	434,842	434,570
Artera Services Tranche B 1st Lien 4.50% (LIBOR03M + 3.50%) 3/6/25 •	2,758,087	2,751,192
Aruba Investments Holdings 1st Lien 4.75% (LIBOR03M + 4.00%) 11/24/27 •	1,253,700	1,259,185
Aruba Investments Holdings 2nd Lien 8.50% (LIBOR06M + 7.75%) 11/24/28 •	1,260,000	1,274,175
AssuredPartners
3.587% (LIBOR01M + 3.50%) 2/12/27 •	1,251,530	1,245,116
4.00% (LIBOR01M + 3.50%) 2/12/27 •	1,148,684	1,147,009

2    NQ-215 [10/21] 12/21 (1946863)

(Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)

Astoria Energy Tranche B 4.50% (LIBOR03M + 3.50%) 12/10/27 •	997,627	$ 1,001,524
Azurity Pharmaceuticals Tranche B 1st Lien 8.25% (LIBOR03M + 5.00%) 9/28/28 •	1,885,000	1,880,287
Ball Metalpack Finco 1st Lien 4.621% (LIBOR03M + 4.50%) 7/31/25 •	666,847	667,680
Ball Metalpack Finco 2nd Lien 9.75% (LIBOR03M + 8.75%) 7/31/26 •	1,898,000	1,883,765
Bausch Health 3.084% (LIBOR01M + 3.00%) 6/2/25 •	819,678	818,824
BMC Software 3.882% (LIBOR03M + 3.75%) 10/2/25 •	998,815	993,423
BMC Software 2nd Lien 6.00% (LIBOR03M + 5.50%) 2/27/26 •	1,440,000	1,461,300
BW Gas & Convenience Holdings Tranche B 4.00% (LIBOR01M + 3.50%) 3/17/28 •	2,049,862	2,060,112
Caesars Resort Collection Tranche B-1 3.585% - 3.587% (LIBOR03M + 3.50%) 7/21/25 •	1,454,310	1,457,643
Camelot US Acquisition l
3.084% (LIBOR01M + 3.00%) 10/30/26 •	888,705	886,112
4.00% (LIBOR01M + 3.00%) 10/30/26 •	1,066,938	1,069,938

Cano Health 5.25% (LIBOR06M + 4.50%) 11/23/27 •	2,835,000	2,839,726
Carnival Tranche B 3.75% (LIBOR03M + 3.00%) 6/30/25 •	2,182,156	2,180,109
Castlelake Aviation Tranche B TBD 10/22/26 X	1,600,000	1,597,333
Connect US Finco 4.50% (LIBOR01M + 3.50%) 12/11/26 •	947,285	948,617
Consolidated Communications Tranche B-1 4.25% (LIBOR01M + 3.50%) 10/2/27 •	1,545,820	1,548,357
Core & Main Tranche B-1 2.588% (LIBOR01M + 2.50%) 7/27/28 •	960,269	955,318
CoreLogic 1st Lien 4.00% (LIBOR01M + 3.50%) 6/2/28 •	1,890,000	1,892,362
CSC Holdings 2.34% (LIBOR01M + 2.25%) 7/17/25 •	844,360	826,769
Cumulus Media New Holdings 4.75% (LIBOR01M + 3.75%) 3/31/26 •	1,027,630	1,028,639
Delta Air Lines 4.75% (LIBOR03M + 3.75%) 10/20/27 •	1,000,000	1,066,062
Digicel International Finance Tranche B 1st Lien 3.43% (LIBOR06M + 3.25%) 5/27/24 •	1,667,197	1,624,821
DIRECTV Financing 5.75% (LIBOR03M + 5.00%) 8/2/27 •	3,000,000	3,005,625
Dun & Bradstreet Tranche B 3.338% (LIBOR01M + 3.25%) 2/6/26 •	1,314,885	1,312,068
Ensemble RCM 3.879% (LIBOR03M + 3.75%) 8/3/26 •	1,821,063	1,826,184
Epicor Software 2nd Lien 8.75% (LIBOR01M + 7.75%) 7/31/28 •	3,270,000	3,364,012
Frontier Communications Tranche B 4.50% (LIBOR03M + 3.75%) 5/1/28 •	2,530,779	2,532,677
Gainwell Acquisition Tranche B 4.75% (LIBOR03M + 4.00%) 10/1/27 •	2,515,826	2,526,045
Garda World Security Tranche B-2 4.34% (LIBOR01M + 4.25%) 10/30/26 •	1,397,306	1,400,472
Generation Bridge Acquisition Tranche B TBD 8/7/28 X	1,836,735	1,845,918
Generation Bridge Acquisition Tranche C TBD 8/7/28 X	38,265	38,457
NQ-215 [10/21] 12/21 (1946863)    3

Schedule of investments
Delaware Floating Rate Fund (Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)

Geon Performance Solutions 5.50% (LIBOR03M + 4.75%) 8/18/28 •	1,875,000	$ 1,891,406
Global Medical Response 5.75% (LIBOR06M + 4.75%) 10/2/25 •	2,572,744	2,565,106
Granite US Holdings Tranche B 4.132% (LIBOR03M + 4.00%) 9/30/26 •	1,001,977	1,001,507
Green Energy Partners Tranche B-1 6.50% (LIBOR03M + 5.50%) 11/13/21 •	2,518,525	2,400,993
Green Energy Partners Tranche B-2 6.50% (LIBOR03M + 5.50%) 11/13/21 •	535,447	510,460
Hamilton Projects Acquiror 5.75% (LIBOR03M + 4.75%) 6/17/27 •	1,665,372	1,668,495
Hamilton Projects Acquiror TBD X	1,000,000	1,001,875
Heartland Dental
3.587% (LIBOR01M + 3.50%) 4/30/25 •	2,819,601	2,799,040
4.086% (LIBOR01M + 4.00%) 4/30/25 •	1,122,188	1,121,018

HighTower Holding 4.75% (LIBOR03M + 4.00%) 4/21/28 •	3,190,000	3,199,570
HUB International 2.852% - 2.875% (LIBOR03M + 2.75%) 4/25/25 •	278,675	275,946
HUB International Tranche B-3 4.00% (LIBOR03M + 3.25%) 4/25/25 •	123,268	123,411
Ineos US Petrochem Tranche B 3.25% (LIBOR01M + 2.75%) 1/29/26 •	1,371,562	1,373,277
Informatica Tranche B TBD 10/13/28 X	1,105,000	1,103,849
Jazz Financing 4.00% (LIBOR01M + 3.50%) 5/5/28 •	922,688	924,994
Kenan Advantage Group Tranche B 4.50% (LIBOR01M + 3.75%) 3/24/26 •	1,985,491	1,987,973
LABL TBD 10/20/28 X	1,885,000	1,876,361
Loyalty Ventures Tranche B TBD 1/1/30 X	2,150,000	2,146,416
Madison IAQ 3.75% (LIBOR06M + 3.25%) 6/21/28 •	2,668,312	2,667,200
Mamba Purchaser 2nd Lien 7.00% (LIBOR01M + 6.50%) 10/1/29 •	950,000	961,875
Mamba Purchaser TBD 10/16/28 X	2,825,000	2,832,944
Medline Borrower 3.75% (LIBOR03M + 3.25%) 10/23/28 •	3,250,000	3,256,240
Medrisk Tranche B 1st Lien 4.50% (LIBOR01M + 3.75%) 5/10/28 •	900,000	901,781
Mermaid Bidco Tranche B2 4.50% (LIBOR03M + 3.75%) 12/22/27 •	2,003,080	2,006,836
Mileage Plus Holdings 6.25% (LIBOR03M + 5.25%) 6/21/27 •	1,879,000	2,003,164
Numericable US Tranche B-13 4.125% (LIBOR03M + 4.00%) 8/14/26 •	801,189	799,615
Olympus Water US Holding Tranche B TBD 9/21/28 X	2,880,000	2,879,551
Organon & Co. 3.50% (LIBOR03M + 3.00%) 6/2/28 •	807,975	810,942
Ortho-Clinical Diagnostics 3.08% (LIBOR01M + 3.00%) 6/30/25 •	832,546	833,182
Peraton Tranche B 1st Lien 4.50% (LIBOR01M + 3.75%) 2/1/28 •	2,835,750	2,844,612
PetsMart 4.50% (LIBOR03M + 3.75%) 2/11/28 •	1,012,463	1,015,084
PG&E Tranche B 3.50% (LIBOR03M + 3.00%) 6/23/25 •	1,787,194	1,770,999
4    NQ-215 [10/21] 12/21 (1946863)

(Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)

Pilot Travel Centers Tranche B 2.087% (LIBOR01M + 2.00%) 8/4/28 •	1,010,000	$ 1,005,265
Polaris Newco 1st Lien 4.50% (LIBOR03M + 4.00%) 6/2/28 •	2,450,000	2,458,727
PQ 3.25% (LIBOR03M + 2.75%) 6/9/28 •	1,057,350	1,058,231
Pregis Topco 1st Lien 4.50% (LIBOR01M + 4.00%) 7/31/26 •	1,171,061	1,174,574
Pretium PKG Holdings 2nd Lien 7.25% (LIBOR06M + 6.75%) 10/1/29 •	3,600,000	3,636,000
Quikrete Holdings 1st Lien 2.587% (LIBOR01M + 2.50%) 2/1/27 •	1,241,660	1,231,794
RealPage 1st Lien 3.75% (LIBOR01M + 3.25%) 4/24/28 •	3,590,000	3,585,886
Rent-A-Center Tranche B2 3.75% (LIBOR01M + 3.25%) 2/17/28 •	2,796,000	2,807,796
Ryan Specialty Group Tranche B-1 3.75% (LIBOR01M + 3.25%) 9/1/27 •	1,263,484	1,267,037
Schweitzer-Mauduit International Tranche B 4.50% (LIBOR01M + 3.75%) 2/9/28 •	2,120,685	2,119,360
Scientific Games International Tranche B-5 2.837% (LIBOR01M + 2.75%) 8/14/24 •	859,471	857,055
Sinclair Televison Group Tranche B-2 2.59% (LIBOR01M + 2.50%) 9/30/26 •	299,692	296,086
Sinclair Televison Group Tranche B-3 3.09% (LIBOR01M + 3.00%) 4/1/28 •	738,059	728,987
Solenis International 2nd Lien 8.587% (LIBOR01M + 8.50%) 6/26/26 •	2,459,111	2,464,030
Sovos Compliance 1st Lien 5.00% (LIBOR03M + 4.50%) 8/11/28 •	2,771,404	2,791,447
Spirit Aerosystems 6.00% (LIBOR03M + 5.25%) 1/15/25 •	1,707,100	1,717,769
Spirit Aerosystems Tranche B TBD 1/15/25 X	1,000,000	1,004,375
Surgery Center Holdings 4.50% (LIBOR01M + 3.75%) 8/31/26 •	1,893,026	1,899,599
Tecta America 2nd Lien 9.25% (LIBOR01M + 8.50%) 4/9/29 •	3,105,000	3,105,000
Terrier Media Buyer Tranche B 3.587% (LIBOR01M + 3.50%) 12/17/26 •	802,129	800,074
TricorBraun
3.75% (LIBOR01M + 3.25%) 3/3/28 •	912,989	908,995
3.75% (LIBOR01M + 3.25%) 3/3/28 •	167,875	167,140
Trident TPI Holdings Tranche B-3
0.50% - 4.50% (LIBOR03M + 4.00%) 9/15/28 •	140,174	140,637
4.50% (LIBOR03M + 4.00%) 9/15/28 •	2,452,174	2,460,276

Triton Water Holdings 1st lien 4.00% (LIBOR03M + 3.50%) 3/31/28 •	2,753,100	2,752,671
Truck Hero 4.00% (LIBOR01M + 3.25%) 1/29/28 •	1,619,356	1,614,600
UKG 4.00% (LIBOR03M + 3.25%) 5/4/26 •	1,408,666	1,413,068
Ultimate Software Group 2nd Lien 7.50% (LIBOR03M + 6.75%) 5/3/27 •	2,934,000	2,995,124
United Airlines Tranche B 4.50% (LIBOR01M + 3.75%) 4/21/28 •	3,567,075	3,621,694
USI 3.382% (LIBOR03M + 3.25%) 12/2/26 •	691,232	687,127
NQ-215 [10/21] 12/21 (1946863)    5

Schedule of investments
Delaware Floating Rate Fund (Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)

USI Tranche B 3.132% (LIBOR03M + 3.00%) 5/16/24 •	109,040	$ 108,378
USIC Holdings 4.25% (LIBOR01M + 3.50%) 5/12/28 •	1,850,000	1,850,289
USIC Holdings 2nd Lien 7.25% (LIBOR01M + 6.50%) 5/14/29 •	925,000	940,609
USS Ultimate Holdings 1st Lien 4.75% (LIBOR01M + 3.75%) 8/26/24 •	195,420	196,061
USS Ultimate Holdings 2nd Lien 8.75% (LIBOR01M + 7.75%) 8/25/25 •	1,304,545	1,309,844
Vantage Specialty Chemicals 1st Lien 4.50% (LIBOR03M + 3.50%) 10/28/24 •	1,542,977	1,517,325
Vantage Specialty Chemicals 2nd Lien 9.25% (LIBOR03M + 8.25%) 10/27/25 •	1,355,000	1,318,754
Verscend Holding Tranche B 4.087% (LIBOR01M + 4.00%) 8/27/25 •	3,051,150	3,060,303
Vertical Midco Tranche B 4.00% (LIBOR06M + 3.50%) 7/30/27 •	498,750	500,175
Welbilt 2.587% (LIBOR01M + 2.50%) 10/23/25 •	600,000	598,500
Wheel Pros 1st Lien 5.25% (LIBOR01M + 4.50%) 5/11/28 •	2,700,000	2,693,064
White Cap Buyer 4.50% (LIBOR01M + 4.00%) 10/19/27 •	1,188,729	1,192,940
Whole Earth Brands 5.50% (LIBOR03M + 4.50%) 2/2/28 •	1,153,072	1,151,630
WR Grace Holdings 4.25% (LIBOR03M + 3.75%) 9/22/28 •	3,400,000	3,414,450
Total Loan Agreements (cost $195,650,724)		198,485,751
	Number of shares
Short-Term Investments — 0.38%
Money Market Mutual Funds — 0.38%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	207,164	207,164
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	207,164	207,164
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	207,164	207,164
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	207,164	207,164
Total Short-Term Investments (cost $828,656)		828,656
Total Value of Securities—97.27% (cost $205,829,586)		209,238,099

Receivables and Other Assets Net of Liabilities—2.73%		5,863,917
Net Assets Applicable to 26,024,387 Shares Outstanding—100.00%		$215,102,016
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
6    NQ-215 [10/21] 12/21 (1946863)

(Unaudited)
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2021. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At October 31, 2021, the aggregate value of Rule 144A securities was $6,278,375, which represents 2.92% of the Fund's net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at October 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
X	This loan will settle after October 31, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
Unfunded Loan Commitments
The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitments were outstanding at October 31, 2021:
Borrower	Principal Amount	Commitment	Value	Unrealized Appreciation (Depreciation)
HighTower Holding 4.00% (LIBOR04M + 4.00%) 4/21/28	$560,000	$560,000	$561,680	$1,680
Sovos Compliance 1st Lien 8/11/28	478,596	478,596	482,057	3,461
Trident TPI Holdings Tranche B-3 0.50% - 4.50% (LIBOR03M + 0.50%) 9/15/28	207,652	207,652	208,338	686
Total	$1,246,248	$1,246,248	$1,252,075	$5,827
Summary of abbreviations:
DAC – Designated Activity Company
DIFC – Dubai International Financial Centre
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
NQ-215 [10/21] 12/21 (1946863)    7

Schedule of investments
Delaware Floating Rate Fund (Unaudited)
Summary of abbreviations: (continued)
LIBOR04M – ICE LIBOR USD 4 Month
LIBOR06M – ICE LIBOR USD 6 Month
TBD – To be determined
USD – US Dollar
8    NQ-215 [10/21] 12/21 (1946863)